DEBT AND CREDIT AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Credit Facilities
As at December 31, 2025, Hydro One’s Operating Credit Facilities consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Revolving standby credit facilities[1,2]	June 2030	3,050	—
1 On June 1, 2024, Hydro One increased the committed amount under the Operating Credit Facilities by $750 million.
2 On June 1, 2025, the maturity dates for the Operating Credit Facilities were extended from June 2029 to June 2030.

Summary of Outstanding Long-Term Debt
The following table presents long-term debt outstanding as at December 31, 2025 and 2024:

As at December 31 (millions of dollars)	2025	2024
1.76% Series 45 notes due 2025	—	400
2.97% Series 40 notes due 2025	—	350
5.54% Series 57 notes due 2025[1]	—	400
2.77% Series 35 notes due 2026	500	500
Floating-rate Series 56 notes due 2026[2]	425	425
4.91% Series 52 notes due 2028	750	750
3.02% Series 43 notes due 2029	550	550
3.93% Series 53 notes due 2029	550	550
2.16% Series 46 notes due 2030	400	400
7.35% Debentures due 2030	400	400
1.69% Series 49 notes due 2031	400	400
2.23% Series 50 notes due 2031	450	450
6.93% Series 2 notes due 2032	500	500
3.94% Series 61 notes due 2032	450	—
4.16% Series 54 notes due 2033	450	450
3.90% Series 64 notes due 2033	1,200	—
6.35% Series 4 notes due 2034	385	385
4.39% Series 59 notes due 2034	550	550
4.25% Series 60 notes due 2035	1,075	1,075
4.30% Series 62 notes due 2035	300	—
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	750
2.71% Series 47 notes due 2050	500	500
3.64% Series 44 notes due 2050	250	250
3.10% Series 51 notes due 2051	450	450
4.00% Series 24 notes due 2051	225	225
4.46% Series 55 notes due 2053	675	675
4.85% Series 58 notes due 2054	1,000	1,000
4.95% Series 63 notes due 2055	350	—
4.80% Series 65 notes due 2056	400	—
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One long-term debt	18,620	17,070

Add: Net unamortized debt premiums	39	41
Add: Realized mark-to-market gain[1]	—	3
Less: Unamortized deferred debt issuance costs	(66)	(59)
Total long-term debt	18,593	17,055
1 In October 2023, Hydro One entered into a $400 million fixed-to-floating interest-rate swap agreement to convert the $400 million Medium Term Note (MTN) Series 57 notes matured October 20, 2025, into a variable rate debt. This swap was accounted for as a fair value hedge. In December 2023, this swap was terminated with a payment received of $6 million on settlement, which had been amortized over the term of the related note.
[2] The interest rates of the floating-rate notes are referenced to the daily compounded Canadian overnight repo rate average, plus a margin.

Summary of Long-Term Debt
The total long-term debt is presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2025	2024
Current liabilities:
Long-term debt payable within one year	925	1,150
Long-term liabilities:
Long-term debt	17,668	15,905
Total long-term debt	18,593	17,055

Summary of Principal Repayments and Related Weighted Average Interest Rates
As at December 31, 2025, future principal repayments, interest payments, and related weighted-average interest rates were as follows:

	Long-Term Debt Principal Repayments	Interest Payments	Weighted-Average Interest Rate
	(millions of dollars)	(millions of dollars)	(%)
Year 1	925	786	2.8
Year 2	—	769	—
Year 3	750	751	4.9
Year 4	1,100	724	3.5
Year 5	800	675	4.8
	3,575	3,705	3.9
Years 6-10	5,760	2,800	4.2
Thereafter	9,285	4,927	4.5
	18,620	11,432	4.3